SHARE CAPITAL (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Issuance of share capital	2,415,000
Gross proceeds from public offering	$ 28,980
Total net proceeds from issuance of share capital	$ 27,126	$ 0	$ 0	$ 27,126
Treasury shares acquired, average cost per share			$ 4.74	$ 4.80
Stock Repurchased and Retired During Period, Shares			1,250,546
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		0	67,833	500,530
Stock Granted, Value, Share-based Compensation, Gross			$ 208	$ 3,974
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0	$ 2.82
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period		20,000	8,383	65,411
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 6.2	$ 7.94
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			1.61%	1.28%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate			219.29%	362.86%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			3 years 3 months	3 years 1 month 10 days
Allocated Share-based Compensation Expense		$ 631	$ 924	$ 1,529
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value		$ 65	$ 16	$ 138
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased		$ 3.27	$ 3.77	$ 9.39
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		$ 277
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period			8,000	81,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Common Stock [Member]
Issuance of share capital				2,415,000
Treasury shares acquired (in shares)			566,159	774,936
Employee Stock Option [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		7 months 28 days